ORGANIZATION AND BUSINESS (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 18, 1996 numberOfCrudeOilCarriers	Jan. 31, 2018 vessel	Oct. 31, 2017 USD ($) vessel shares	Dec. 31, 2019 USD ($) vessel subsidiary	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2014 company	Mar. 31, 2015 vessel company newbuilding
Business background [Line Items]
Number of crude oil carriers | numberOfCrudeOilCarriers	5
Number of companies acquired | company							29
Number of companies involved in the merger | company								2
Number of owned vessels				67				47
Number of newbuildings under constructuion | newbuilding								25
Number of vessels acquired						16
Consideration shares issued (in shares) | shares						17,800,000
Debt assumed | $						$ 285,200
Consideration paid | $				$ 44,118	$ 10,381	$ 7,418
Number of vessel types				4
Number of vessels chartered-In				12
Number of vessels under operating lease from third parties				4
Number of vessels leased out under capital leases to third parties				1
Number of subsidiaries | subsidiary				1
Quintana Vessels [Member]
Business background [Line Items]
Number of vessels acquired						14
Unrelated Third Parties [Member]
Business background [Line Items]
Number of vessels under operating lease from third parties				3
Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired		1
Ship Finance International Ltd [Member]
Business background [Line Items]
Number of vessels under operating lease from third parties				7
Number of vessels leased out under capital leases to third parties				1
Panamax Vessel [Member] | Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired						2
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired			2			2
Consideration shares issued (in shares) | shares			4,000,000			4,000,000
Debt assumed | $						$ 43,000
Consideration | $			$ 86,000			86,000
Consideration paid | $						$ 9,000